UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/10

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      028-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             April 30, 2010
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    18
Form 13F Information Table Value Total:              $116,970
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/10



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

ADOBE SYS INC	     COMM STK	   00724F101	4,952	140,000	     SH		SOLE		  140,000	0    0
AKAMAI
 TECHNOLOGIES INC    COMM STK	   00971T101	8,641	275,000	     SH		SOLE		  275,000	0    0
ANCESTRY COM INC.    COMM STK	   032803108	3,983	235,000	     SH		SOLE		  235,000	0    0
APPLE COMPUTER	     COMM STK	   037833100   11,750	 50,000	     SH		SOLE		   50,000	0    0
BIOMARIN
 PHARMACEUTICAL INC  COMM STK	   09061G101	5,258	225,000	     SH		SOLE		  225,000	0    0
BLUE COAT
 SYSTEMS INC	     COMM STK	   09534T508	9,343	301,000	     SH		SOLE		  301,000	0    0
CELERA CORP	     COMM STK	   15100E106	1,598	225,000	     SH		SOLE		  225,000	0    0
CELGENE CORP	     COMM STK	   151020104	6,196	100,000	     SH		SOLE		  100,000	0    0
COMVERGE INC	     COMM STK	   205859101	4,456	394,019	     SH		SOLE		  394,019	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101	7,048	400,700	     SH		SOLE		  400,700	0    0
GOOGLE INC	     COMM STK	   38259P508   10,775	 19,000	     SH		SOLE		   19,000	0    0
ITRON INC.	     COMM STK	   465741106	7,257	100,000	     SH		SOLE		  100,000	0    0
LOGMEIN INC	     COMM STK	   54142L109	6,000	290,000	     SH		SOLE		  290,000	0    0
NEUSTAR INC	     CL A	   64126X201   10,080	400,000	     SH		SOLE	`	  400,000	0    0
NUANCE
 COMMUNICATIONS INC  COMM STK	   67020Y100	1,664	100,000	     SH		SOLE		  100,000	0    0
QUEST SOFTWARE INC.  COMM STK	   74834T103	8,006	450,000	     SH		SOLE		  450,000	0    0
RESEARCH IN
 MOTION LTD	     COMM STK	   760975102	6,657	9 0,000	     SH		SOLE		   90,000	0    0
YAHOO INC	     COMM STK	   984332106	3,306	200,000	     SH		SOLE		  200,000	0    0

GRAND TOTAL			             $116,970

